Hodges Fund
HODGES FUND
Investment Objective
The Hodges Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Retail Class	Institutional Class
Redemption Fee (as a percentage of Amount Redeemed) | Hodges Fund	(1.00%)	(1.00%)

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hodges Fund		Retail Class	Institutional Class
Management Fees (as a percentage of Assets)		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.24%	0.24%
Expenses (as a percentage of Assets)		1.34%	1.09%
Fee Waiver or Reimbursement		(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)	[1]	1.18%	0.93%
[1]	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Hodges Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Hodges Fund to 1.18% for the Retail Class Shares and 0.93% for the Institutional Class Shares (the “Expense Caps”). The Expense Caps will remain in effect at least until July 31, 2020. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hodges Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	120	409	719	1,599
Institutional Class	95	331	585	1,314

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance. During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any size market capitalization – small, medium or large. The Hodges Fund’s portfolio managers invest in what could be described as growth and value companies. In selecting investments, the Advisor can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Such companies may include companies that are experiencing management changes, for instance.

From time to time, the Fund may engage in short sale transactions with respect to 25% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices. The Fund may also sell options and write “covered” put and call options. The Hodges Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Hodges Fund may also invest in moderate growth stocks whose shares offer a consistent dividend yield and in the stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”) European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock. The Hodges Fund’s portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Hodges Fund. The following principal risks can affect the value of your investment:

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

•
Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Hodges Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Hodges Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Risks of Companies in “Special Situations:” The Hodges Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year for the past 10 calendar years. The table below illustrates how the Hodges Fund’s average annual total returns for the 1, 5 and 10-year periods compare with that of a broad-based securities index. The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Fund Calendar Year Total Returns as of December 31 Retail Class

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2019 was 24.23%.

Highest Quarterly Return:	3Q, 2009	29.30%
Lowest Quarterly Return:	4Q, 2018	-32.28%

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Hodges Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Retail Class	Retail Class Shares Return Before Taxes	(34.18%)	(0.11%)	10.00%
Retail Class | After Taxes on Distributions	Retail Class Shares Return After Taxes on Distributions	(36.46%)	(1.19%)	9.40%
Retail Class | After Taxes on Distributions and Sales	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(19.99%)	(0.19%)	8.19%
Institutional Class	Institutional Class Shares Return Before Taxes	(33.99%)	0.23%	10.29%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon th sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Hodges Small Cap Fund
HODGES SMALL CAP FUND
Investment Objective
The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Retail Class	Institutional Class
Redemption Fee (as a percentage of Amount Redeemed) | Hodges Small Cap Fund	(1.00%)	(1.00%)

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hodges Small Cap Fund	Retail Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses (as a percentage of Assets):	0.19%	0.19%
Expenses (as a percentage of Assets)	1.29%	1.04%

Example
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hodges Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	131	409	708	1,556
Institutional Class	106	331	574	1,271

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. As of the last reconstitution date, May 10, 2019, the market capitalization of companies in the Russell 2000® Index ranged from $152.3 million to $5 billion. The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects. The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange-traded funds (“ETFs”). Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective. From time to time, the Fund may engage in short sale transactions with respect to 25% of its net assets. The Fund uses a “bottom-up” approach in investing. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund may also sell options purchased and write “covered” put and call options. The Small Cap Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Small Cap Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets. Shareholders will be provided 30 days’ written notice upon such conditions. If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund. The following principal risks can affect the value of your investment:

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Cap Fund shareholders.

•
Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Currency Risk: Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Cap Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Cap Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Cap Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company, including any ETFs, in which the Small Cap Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Small Cap Fund must pay its pro rata portion of an investment company's fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Fund. The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year for the past 10 calendar years. The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of a broad-based securities index. The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small Cap Fund Calendar Year Total Returns as of December 31 Retail Class

The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2019 was 18.92%.

Highest Quarterly Return:	3Q, 2009	29.98%
Lowest Quarterly Return:	4Q, 2018	-24.84%

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Hodges Small Cap Fund	Label	1 Year	5 Years	10 Years
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01%)	4.41%	11.97%
Retail Class	Retail Class Shares Return Before Taxes	(16.26%)	0.55%	14.22%
Retail Class | After Taxes on Distributions	Retail Class Shares Return After Taxes on Distributions	(17.11%)	(0.42%)	13.37%
Retail Class | After Taxes on Distributions and Sales	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.97%)	0.47%	12.01%
Institutional Class	Institutional Class Shares Return Before Taxes	(16.11%)	0.84%	14.58%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon th sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Hodges Small Intrinsic Value Fund
HODGES SMALL INTRINSIC VALUE FUND
Investment Objective
The Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Intrinsic Value Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Total
Redemption Fee (as a percentage of Amount Redeemed) | Hodges Small Intrinsic Value Fund | Retail Class	(1.00%)

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hodges Small Intrinsic Value Fund Retail Class
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.29%	[1]
[1]	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Small Intrinsic Value Fund to 1.29% (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 2020. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Small Intrinsic Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Intrinsic Value Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Intrinsic Value Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hodges Small Intrinsic Value Fund | Retail Class | USD ($)	131	454	799	1,773

Portfolio Turnover
The Small Intrinsic Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Intrinsic Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies
The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies. The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Value Index. As of the last reconstitution date, May 10, 2019, the market capitalization of companies in the Russell 2000® Value Index ranged from $152.3 million to $5 billion. The Small Intrinsic Value Fund will invest in companies where the Advisor believes their market prices do not reflect their true values. The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low valuation multiples, or the potential for a turnaround in underlying revenue, earnings and/or cash flow.

Up to 20% of the Small Intrinsic Value Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange traded funds (“ETFs”). Although most of the Small Intrinsic Value Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.

From time to time, the Small Intrinsic Value Fund may engage in short sale transactions with respect to up to 25% of its net assets. The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Small Intrinsic Value Fund may also sell options purchased and write “covered” put and call options. The Small Intrinsic Value Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Small Intrinsic Value Fund uses a “bottom-up” approach in investing. The Fund invests in deep value situations that may sometimes require a longer time horizon. The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low price to book ratios, above average dividend yields, low PE multiples, or the potential for a turnaround in the underlying fundamentals.

The Advisor will consider selling a security in the Small Intrinsic Value Fund’s portfolio, if the Advisor believes that security is no longer trading below its fair value or has reached its growth potential. In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Intrinsic Value Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets. Shareholders will be provided 30 days’ written notice upon such conditions. If the Small Intrinsic Value Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Small Intrinsic Value Fund. The following principal risks can affect the value of your investment:

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Preferred Stock Risk: Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

•	Management Risk: The Advisor may fail to implement the Small Intrinsic Value Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Intrinsic Value Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Intrinsic Value Fund shareholders.

•
Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Currency Risk: Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Intrinsic Value Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Intrinsic Value Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Intrinsic Value Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company, including any ETFs, in which the Small Intrinsic Value Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Small Intrinsic Value Fund must pay its pro rata portion of an investment company's fees and expenses.

•
Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

◦
Consumer Cyclical Sector Risk: Investments in the Consumer Cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

◦
Financials Sector Risk: Investments in the Financials sector are subject to risks associated with government regulation, interest rate changes, cost and availability of capital funds, rate of consumer and corporate debt defaults, and price competition.

Performance
The following performance information provides some indication of the risks of investing in the Small Intrinsic Value Fund. The bar chart below illustrates how Retail Class shares of the Small Intrinsic Value Fund’s total returns have varied from year to year. The table below illustrates how the Small Intrinsic Value Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index and a secondary index provided to offer a closer representation of the Fund’s principal investment strategies. The Small Intrinsic Value Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small Intrinsic Value Fund Calendar Year Total Returns as of December 31 Retail Class

The Small Intrinsic Value Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2019 was 13.12%.

Highest Quarterly Return:	Q4, 2016	13.26%
Lowest Quarterly Return:	Q4, 2018	-25.62%

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Hodges Small Intrinsic Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01%)	4.41%	4.43%	Dec. 26, 2013
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	(12.86%)	3.61%	3.62%	Dec. 26, 2013
Retail Class	Return Before Taxes	(22.68%)	2.27%	2.21%	Dec. 26, 2013
Retail Class | After Taxes on Distributions	Return After Taxes on Distributions	(24.24%)	1.66%	1.59%
Retail Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.19%)	1.80%	1.75%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon th sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Hodges Small-Mid Cap Fund
HODGES SMALL-MID CAP FUND
Investment Objective
The Hodges Small-Mid Cap Fund (the “SMID Fund”) seeks long-term capital appreciation through investments in the common stock of small and mid-capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Total
Redemption Fee (as a percentage of Amount Redeemed) | Hodges Small-Mid Cap Fund | Retail Class	(1.00%)

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hodges Small-Mid Cap Fund Retail Class
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.52%)
Net Expenses (as a percentage of Assets)	1.40%	[1]
[1]	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the SMID Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the SMID Fund to 1.40% (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 2020. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the SMID Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the SMID Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hodges Small-Mid Cap Fund | Retail Class | USD ($)	143	553	989	2,201

Portfolio Turnover
The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the SMID Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of the portfolio.

Principal Investment Strategies
The SMID Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized (“small-mid”) capitalization companies. The SMID Fund defines small-mid capitalization companies as those whose market capitalizations, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500® Index. As of the last reconstitution date, May 10, 2019, the market capitalization of companies in the Russell 2500® Index ranged from $152.3 million to $12.2 billion.

The SMID Fund primarily chooses investments that the Advisor believes are likely to have above-average growth or holds unrecognized relative value that can result in the potential for above-average capital appreciation. The SMID Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated for securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), consistent with the Fund’s investment objective. In addition, the SMID Fund may invest in U.S. government securities and money market funds.

From time to time, the SMID Fund may engage in short sale transactions with respect to up to 25% of its net assets. The SMID Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The SMID Fund may also sell options purchased and write “covered” put and call options. The SMID Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor will use a “bottom-up” approach in selecting securities for the Fund’s portfolio. The SMID Fund is permitted to invest up to 20% of its net assets in microcap and large cap companies, U.S. government securities and other investment companies, including ETFs.

The Advisor will consider selling a security in the SMID Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the SMID Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the SMID Fund. The following principal risks can affect the value of your investment:

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the SMID Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•	Management Risk: The Advisor may fail to implement the SMID Fund’s investment strategies and meet its investment objective.

•
Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Currency Risk: Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

•
Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the SMID Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company, including any ETFs, in which the SMID Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The SMID Fund must pay its pro rata portion of an investment company's fees and expenses.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The SMID Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the SMID Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for SMID Fund shareholders.

•
Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

◦
Consumer Cyclical Sector Risk: Investments in the Consumer Cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

Performance
The following performance information provides some indication of the risks of investing in the SMID Fund. The bar chart below illustrates how Retail Class shares of the SMID Fund’s total returns have varied from year to year. The table below illustrates how the SMID Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index. The SMID Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small-Mid Cap Fund Calendar Year Total Returns as of December 31 Retail Class

The SMID Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2019 was 17.89%.

Highest Quarterly Return:	Q4, 2016	14.55%
Lowest Quarterly Return:	Q4, 2018	-25.88%

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Hodges Small-Mid Cap Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	(10.00%)	5.15%	5.21%	Dec. 26, 2013
Retail Class	Retail Class Shares Return Before Taxes	(20.59%)	2.18%	2.24%	Dec. 26, 2013
Retail Class | After Taxes on Distributions	Retail Class Shares Return After Taxes on Distributions	(21.49%)	1.68%	1.74%
Retail Class | After Taxes on Distributions and Sales	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.48%)	1.73%	1.77%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon th sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Hodges Blue Chip Equity Income Fund
HODGES BLUE CHIP EQUITY INCOME FUND
Investment Objective
The Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”) seeks income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip Equity Income Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Total
Redemption Fee (as a percentage of Amount Redeemed) | Hodges Blue Chip Equity Income Fund | Retail Class	(1.00%)

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hodges Blue Chip Equity Income Fund Retail Class
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.30%	[1]
[1]	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Blue Chip Equity Income Fund to 1.30% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 2020. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Blue Chip Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Blue Chip Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Blue Chip Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hodges Blue Chip Equity Income Fund | Retail Class | USD ($)	132	450	791	1,753

Portfolio Turnover
The Blue Chip Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip Equity Income Fund’s performance. During the most recent fiscal year, the Blue Chip Equity Income Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities. The Fund invests primarily in the stocks of large capitalization companies. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. As of May 31, 2019, the market capitalization of companies in the S&P 500® Index ranged from $2 billion to $948 billion. The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. While the Blue Chip Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. The Blue Chip Equity Income Fund may invest up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities, convertible and non-convertible debt securities, U.S. government securities and in money market funds. The Fund also may purchase put and call options on U.S. traded stocks, currencies or security indices. From time to time, the Blue Chip Equity Income Fund may also engage in short sales transactions and may sell options purchased and write “covered” put and call options. The Blue Chip Equity Income Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Blue Chip Equity Income Fund expects to issue dividends from net investment income, if any, on a quarterly basis. An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

The Advisor will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Blue Chip Equity Income Fund. The following principal risks can affect the value of your investment:

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Blue Chip Equity Income Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Blue Chip Equity Income Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk: Engaging in short sales of securities that the Blue Chip Equity Income Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Blue Chip Equity Income Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Blue Chip Equity Income Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Blue Chip Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Blue Chip Equity Income Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

•
Debt Security Risk: When interest rates rise, prices of debt securities generally fall and when interest rates fall, prices of debt securities generally rise. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. In general, debt securities with longer maturities or durations are more sensitive to interest rate changes.

•
Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

•
Preferred Stock Risk: Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Blue Chip Equity Income Fund. The bar chart below illustrates how shares of the Blue Chip Equity Income Fund’s total returns have varied from year to year. The table below illustrates how the Blue Chip Equity Income Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index. The Blue Chip Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgesfunds.com. Note that the Fund changed its investment strategy to mandate an 80% investment in large capitalization income producing equity securities, effective March 28, 2016. Prior thereto, the Fund’s strategy did not mandate that level of investment in large capitalization income producing securities, and the Fund’s portfolio did not always maintain that level of investment in large capitalization income producing securities. The performance shown below for periods prior to the change in the Fund’s investment strategy was achieved under the Fund’s former investment strategy.

Hodges Blue Chip Equity Income Fund Calendar Year Total Returns as of December 31 Retail Class

The Blue Chip Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2019 was 17.79%.

Highest Quarterly Return:	4Q, 2013	12.30%
Lowest Quarterly Return:	4Q, 2018	-15.10%

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Hodges Blue Chip Equity Income Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 1000® Index (reflects no deduction for fees, expense or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	8.21%	12.18%	Sep. 10, 2009
Retail Class	Retail Class Shares Return Before Taxes	(9.43%)	5.49%	9.45%	Sep. 10, 2009
Retail Class | After Taxes on Distributions	Retail Class Shares Return After Taxes on Distributions	(10.61%)	3.90%	8.12%
Retail Class | After Taxes on Distributions and Sales	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.72%)	4.19%	7.59%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher that the other return figures for the same period. This will occur when a capital loss is realized upon th sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.